Related Party Transactions and Balances - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Nov. 30, 2023	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023	Dec. 01, 2022
Related Party Transaction [Line Items]
Revenue		$ 11,867,000	$ 781,000				$ 14,856,000	$ 1,553,000	$ 1,554,000	$ 3,856,000
Warrants and Rights Outstanding									14,700,000
Revenue recognized from sales		(9,000)	(735,000)				(9,000)	(1,102,000)	(1,100,000)	(3,843,000)
Change In Fair Value Of Convertible Notes									10,022,000	9,532,000
Change in fair value of warrant liabilities									$ 5,701,000	945,000
Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)									6,000,000
Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)									6,000,000
Interest Holders [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage									65.00%
Related party
Related Party Transaction [Line Items]
Revenue recognized from sales			$ 800,000					$ 1,500,000
Percentage of Revenue Recognized From Sales			97.00%					98.00%
Related party | Interest Holders [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	10.00%				10.00%
Related party | Demand Notes [Member]
Related Party Transaction [Line Items]
Notes Issued	$ 4,000,000
Related party | 2023 Convertible Note
Related Party Transaction [Line Items]
Proceeds from Advances from sponsor					$ 5,000,000
Proceeds from Related Party Debt					$ 5,000,000
Debt Instrument Ownership Percentage					41.00%
Notes Payable									$ 6,900,000	7,300,000
Debt Instrument, Increase (Decrease), Net									400,000	3,000,000
Debt Instrument, Face Amount										$ 5,000
Percentage of Proceeds Raised From Issuance of Debt Instrument										41.00%
Percentage of Ownership in Outsatnding Stock										10.00%
Change In Fair Value Of Convertible Notes		0					6,000,000	$ 600,000
Convertible Debt									6,900,000
Related party | Pay to Play Convertible Notes [Member]
Related Party Transaction [Line Items]
Notes Payable									4,200,000	$ 3,900,000
Debt Instrument, Face Amount												$ 3,300,000	$ 400
Percentage of Proceeds Raised From Issuance of Debt Instrument												35.00%
Change In Fair Value Of Convertible Notes		0	$ 400,000				7,200,000
Percentage Of Revenue From Prior Revenue Arrangement			0.00%					21.00%
Related party | 2023 Convertible Note NPA
Related Party Transaction [Line Items]
Additional Consideration Received Between Allocation of Note and Warrants										0
Related party | 2022 P2P NPA
Related Party Transaction [Line Items]
Additional Consideration Received Between Allocation of Note and Warrants												$ 0	$ 0
Related party | 2022 P2P Note
Related Party Transaction [Line Items]
Percentage of Proceeds Raised From Issuance of Debt Instrument													13.00%
Change In Fair Value Of Convertible Notes		0					800,000	$ 400,000
Convertible Debt									$ 500,000
Percentage Of Revenue From Prior Revenue Arrangement			97.00%					77.00%
Percentage Of Accounts Receivable From Prior Revenue Arrangement									98.00%
Related party | 2023 Convertible Note Warrants [Member]
Related Party Transaction [Line Items]
Warrants and Rights Outstanding									$ 8,000,000	900,000
Debt Instrument, Increase (Decrease), Net									800,000	200,000
Change in fair value of warrant liabilities			$ 300,000					$ (400,000)
Related party | Pay to Play warrants [Member]
Related Party Transaction [Line Items]
Notes Payable									0	300,000
Change In Fair Value Of Convertible Notes								(400,000)
Related party | Pay to Play warrants [Member] | Pay to Play Convertible Notes [Member]
Related Party Transaction [Line Items]
Warrants and Rights Outstanding									4,200,000
Related party | 2022 P2P Warrants
Related Party Transaction [Line Items]
Warrants and Rights Outstanding									0
Burkhan [Member]
Related Party Transaction [Line Items]
Revenue recognized from sales		1,300,000					3,000,000
Contract With Customer Sales Commission		100,000					300,000
Accounts receivable due							$ 3,400,000		0
Sales Partner Referral Agreement [Member] | Burkhan [Member]
Related Party Transaction [Line Items]
Referral Agreement Term							3 years
Purchase Of Products On Behalf Of An Unaffiliated End User						$ 56,500,000
Percentage Of Maximum Commission Received							10.00%
Accounts Receivable [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss									$ 0	500,000
Two Minority Stockholders | Customer Concentration Risk
Related Party Transaction [Line Items]
Revenue										$ 3,800,000
Two Minority Stockholders | Revenue Benchmark | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration Risk, Percentage									98.00%	100.00%
One Minority Stockholders [Member] | Pay to Play Convertible Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Increase (Decrease), Net									$ 300,000	$ 900,000
Increase Decrease in the Unbilled Receivables											$ 400,000
Debt Instrument, Fair Value Disclosure									500,000	400,000
Increase Decrease In Unbilled Receivable											13.00%
One Minority Stockholders [Member] | Pay to Play Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Increase (Decrease), Net									38,000,000	29,000,000
Marketing expense									300,000
Marketing expenses									300,000
One Minority Stockholders [Member] | Pay to Play warrants [Member]
Related Party Transaction [Line Items]
Debt Instrument, Increase (Decrease), Net									300,000	32,000,000
Debt Instrument, Fair Value Disclosure									0	29,000,000
One Minority Stockholders [Member] | Related party | Pay to Play Convertible Notes [Member]
Related Party Transaction [Line Items]
Proceeds from Advances from sponsor											$ 3,300,000
Proceeds from Related Party Debt											$ 3,300,000
Debt Instrument Ownership Percentage											35.00%
One Minority Stockholders [Member] | Customer Concentration Risk
Related Party Transaction [Line Items]
Revenue									1,500,000
Accounts Receivable, after Allowance for Credit Loss									$ 0	$ 500,000
One Minority Stockholders [Member] | Revenue Benchmark | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration Risk, Percentage									77.00%	100.00%
One Minority Stockholders [Member] | Revenue Benchmark | Customer Concentration Risk | Revenue Arrangement [Member]
Related Party Transaction [Line Items]
Concentration Risk, Percentage									21.00%	0.00%
One Minority Stockholders [Member] | Accounts Receivable [Member] | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration Risk, Percentage									0.00%	98.00%
BurTech LP [Member] | Related party
Related Party Transaction [Line Items]
Marketing expense		0		$ 0			$ 500,000	0
Marketing expenses		$ 0		$ 0			$ 500,000	$ 0